Other long-term debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
Other Long-term Debt

As of December 31, 2012 and 2013, other long term debt consisted of the following:

	December 31, 2012	December 31, 2013
	US$	US$
Guaranteed Senior Secured Note due in April 15, 2013 at 15.6%***	40,000,000	-
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25%	-	200,000,000
June 2019 Senior Secured Notes due in June 6, 2019 at 13%	-	200,000,000
Convertible Note due in September 19, 2018 at 5%	-	75,761,009
Shandong Xinyuan collateralized debt due in November 28, 2015 at 12.3%*	-	41,332,480
Henan Wanzhuo collateralized debt due in November 28, 2015 at 12.41%*	-	42,382,195
Collateralized loan due in December 17, 2014 at 11%**	-	47,565,156
Others	-	3,754,942

Total principal of other long-term debt	40,000,000	610,795,782
Less: Unaccreted discount from embedded derivative and warrants	(288,220)	-
Accrued interest	1,352,000	859,581

Total	41,063,780	611,655,363
Less: current portion	(41,063,780)	(74,712,528)

Total other long-term debt	-	536,942,835

The May 2018 Senior Secured Notes, the June 2019 Senior Secured Notes and the Convertible Note are senior secured pari passu obligations of the Company.

As of December 31, 2013, the contractual maturities of these debts are as follows:

Year	Amount
US$
2014	74,712,528
2015	61,181,826
2016	-
2017	-
2018 and thereafter	475,761,009
Less: current portion of Other long term debt	74,712,528
Total: Other long-term debt	536,942,835

*	Pursuant to the agreements with Cinda Asset Management Corporation, this other long-term debt is secured by the Group's 100% equity interest of Henan Xinyuan. Per the agreements, from February 28, 2014 to November 28, 2015, Shandong Xinyuan and Henan Wanzhuo, respectively, needs to make quarterly payments to repay the outstanding principal amount and related interest expense.

**	Pursuant to the contract with China Foreign Economy and Trade Trust Co., Ltd., this other long-term debt amounting to US$47,565,156, is secured by the Group's land use rights with net book value of US$90,241,405.

***	The Company repaid the Guaranteed Senior Secured Note on April 12, 2013, before the due date and there was no penalty associated with the early repayment.

Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Schedule of Maturities

As of December 31, 2013, the contractual maturities of these debts are as follows:

Year	Amount
US$
2014	74,712,528
2015	61,181,826
2016	-
2017	-
2018 and thereafter	475,761,009
Less: current portion of Other long term debt	74,712,528
Total: Other long-term debt	536,942,835